Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule Of Accumulated Other Comprehensive Income (Loss)
The following table sets forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2015 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Post-employment benefits (i)	Total Accumulated other comprehensive (loss) income
Balances at December 31, 2012	$(156,467)	$(1,141)	$(1,213)	$(158,821)
Other comprehensive (loss) gain before reclassifications	(60,669)	537	—	(60,132)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	(164)	382	218
Net current-period other comprehensive (loss) income	(60,669)	373	382	(59,914)
Balances at December 31, 2013	(217,136)	(768)	(831)	(218,735)
Other comprehensive (loss) gain before reclassifications	(85,753)	5,158	(544)	(81,139)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	(2,792)	199	(2,593)
Net current-period other comprehensive (loss) income	(85,753)	2,366	(345)	(83,732)
Balances at December 31, 2014	(302,889)	1,598	(1,176)	(302,467)
Other comprehensive (loss) gain before reclassifications	(128,301)	20,487	(213)	(108,027)
Net (gain) loss reclassified from accumulated other comprehensive loss to consolidated statement income	—	(14,209)	440	(13,769)
Net current-period other comprehensive (loss) income	(128,301)	6,278	227	(121,796)
Balances at December 31, 2015	$(431,190)	$7,876	$(949)	$(424,263)

(i)
Related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. The Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.